Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following:

	December 31, 2025	December 31, 2024
Accounts receivable	$166,552	$49,264
Less: allowance for expected credit loss	(21)	(19)
	$166,531	$49,245

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	December 31, 2025	December 31, 2024
Current	25,548	-
Within 60 days	6,677	-
Within 90 days	1,941	49,245
More than 90 days	$132,365	$-
	$166,531	$49,245

The movement of allowances for expected credit loss is as follow:

	December 31, 2025	December 31, 2024
Balance at beginning of the year	$(19)	$(19)
Reversal of expected credit losses	(2)	-
Ending balance	$(21)	$(19)